SPIN-OFF OF NOVATECH RESEARCH AND DEVELOPMENT JSC (Details) - Dec. 31, 2025 - Novatech - Spin-off $ in Millions, ₫ in Billions	VND (₫)	USD ($)
SPIN-OFF OF NOVATECH RESEARCH AND DEVELOPMENT JSC
Total consideration	₫ 39,828	$ 1,585.5
License fee	₫ 25,199	$ 1,003.1